ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
1)	ORGANIZATION

Business

AXA Equitable Holdings, Inc. (“Holdings” and, collectively with its consolidated subsidiaries, the “Company”) is the holding company for a diversified financial services organization. In May 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management, announced its intention to pursue the sale of a minority stake in Holdings through an initial public offering (the “IPO”). On May 14, 2018, Holdings completed the IPO in which AXA sold 157,837,500 shares of Holdings common stock to the public. As of September 30, 2018, AXA owns approximately 72% of the outstanding common stock of Holdings.

The Company conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company’s management evaluates the performance of each of these segments independently.

•

The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

•

The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

•

The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels – Institutional, Retail and Private Wealth Management – and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) and their subsidiaries (collectively, “AB”).

•

The Protection Solutions segment includes the Company’s life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

The Company reports certain activities and items that are not included in our segments in Corporate and Other. Corporate and Other includes certain of our financing and investment expenses. It also includes: the AXA Advisors broker-dealer business, closed block of life insurance (the “Closed Block”), run-off variable annuity reinsurance business, run-off group pension business, run-off health business, benefit plans for our employees, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB’s results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

On April 23, 2018, Holdings purchased 8,160,000 units of limited partnership in ABLP (“AB Units”) from Coliseum Reinsurance Company (“Coliseum”), an affiliate. In addition, Holdings acquired AXA-IM Holding US Inc., which owns 41,934,582 AB Units. As a result of these two transactions, the Company’s economic interest increased to approximately 65%. At December 31, 2017, the Company’s economic interest in AB was approximately 47%.

The general partner of AB, AllianceBernstein Corporation (the “General Partner”), is a wholly-owned subsidiary of the Company. Because the General Partner has the authority to manage and control the business of AB, AB is consolidated in the Company’s financial statements for all periods.

In March 2018, AXA contributed the 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings so that Holdings now owns 100% of AXA Financial. On October 1, 2018 AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 20 for further information.

Basis of Presentation

The Unaudited Interim Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a basis consistent with reporting interim financial information in accordance with instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Intercompany balances and transactions have been eliminated.

In the opinion of management, all adjustments necessary for a fair statement of the financial position and results of operations have been made. All such adjustments are of a normal, recurring nature. Interim results are not necessarily indicative of the results that may be expected for the full year. These financial statements should be read in conjunction with the Company’s Consolidated Financial Statements for the year ended December 31, 2017 included in Holdings’ prospectus dated May 9, 2018 filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, on May 11, 2018 (the “Prospectus”).

The terms “third quarter 2018” and “third quarter 2017” refer to the three months ended September 30, 2018 and 2017, respectively. The terms “first nine months of 2018” and “first nine months of 2017” refer to the nine months ended September 30, 2018 and 2017, respectively.

1)	ORGANIZATION

Business

AXA Equitable Holdings, Inc. (“Holdings” and, collectively with its consolidated subsidiaries, the “Company”) is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

The Company conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company’s management evaluates the performance of each of these segments independently.

•

The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

•

The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

•

The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels – Institutional, Retail and Private Wealth Management – and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) and their subsidiaries (collectively, “AB”).

•

The Protection Solutions segment includes the Company’s life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

The Company reports certain activities and items that are not included in our segments in Corporate and Other. Corporate and Other includes certain of our financing and investment expenses. It also includes: the AXA Advisors broker-dealer business, closed block of life insurance (the “Closed Block”), run-off variable annuity reinsurance business, run-off group pension business, run-off health business, benefit plans for our employees, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB’s results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

At December 31, 2017 and 2016, the Company’s economic interest in AB was 46.7% and 45.8%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries’ economic interest in AB (including the Company’s interest) was approximately 64.7% and 63.7%. The general partner of AB, AllianceBernstein Corporation (the “General Partner”), is a wholly-owned subsidiary of the Company. Because the General Partner has the authority to manage and control the business of AB, AB is consolidated in the Company’s financial statements for all periods.

Restatement and Revision of Prior Period Financial Statements

As previously reported, management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders’ benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products, primarily attributable to corrections in actuarial modeling methodology changes, calculations and inputs as well as journal entry processing. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements as of and for the year ended December 31, 2016, which therefore were restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed below.

Additional errors identified

In addition, during the preparation of its third quarter financial statements, management identified incremental errors in its previously issued financial statements. These errors primarily relate to the calculation of policyholders’ benefit reserves for the Company’s life and annuity products and the calculation of net derivative gains (losses) and DAC amortization for certain variable and interest sensitive life products. The impact of these incremental errors identified in the current quarter were also corrected in the restated financial statements for the year ended December 31, 2016. Additionally, management has determined to revise the years ended December 31, 2017 and 2015 in order to improve the consistency and comparability of the financial statements as summarized below.

	December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Assets:
Deferred policy acquisition costs	$5,969	$(50)	$5,919
Current and deferred income taxes	67	17	84

Total Assets	235,648	(33)	235,615

Liabilities:
Future policy benefits and other policyholders’ liabilities	30,299	31	30,330

Total Liabilities	218,440	31	218,471

Equity:
Retained earnings	12,289	(64)	12,225

Total equity attributable to Holdings	13,485	(64)	13,421

Total Equity	16,582	(64)	16,518

Total Liabilities, redeemable noncontrolling interest and equity	$235,648	$(33)	$235,615

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statement of Income (Loss):
Revenues:
Policy charges and fee income	$3,733	$(40)	$3,693
Net derivative gains (losses)	228	(14)	214

Total revenues	12,514	(54)	12,460

Benefits and other deductions:
Policyholders’ benefits	4,354	12	4,366
Interest credited to Policyholder’s account balances	1,108	(113)	995
Amortization of deferred policy acquisition costs	(239)	55	(184)
Total benefits and other deductions	11,200	(46)	11,154

Income (loss) from operations, before income taxes	1,314	(8)	1,306
Income tax (expense) benefit	(41)	(8)	(49)

Net income (loss)	1,273	(16)	1,257

Net income (loss) attributable to Holdings	$850	$(16)	$834

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Comprehensive Income (Loss):
Net income (loss)	$1,273	$(16)	$1,257
Comprehensive income (loss)	2,105	(16)	2,089

Comprehensive income (loss) attributable to Holdings	$1,663	$(16)	$1,647

	Year ended December 31, 2017
	As Previously Reported	Impact of Adjustments	As Revised
	(in millions)
Statements of Equity:
Retained earnings, beginning of year	$11,439	$(48)	$11,391
Net income (loss) attributable to Holdings	850	(16)	834

Retained earnings, end of period	12,289	(64)	12,225

Total Holdings’ equity, end of year	13,485	(64)	13,421

Total equity, end of year	$16,582	$(64)	$16,518

	Year ended December 31, 2017
	As Previously Reported	Impact of Revisions	As Revised
	(in millions)
Consolidated Statement of Cash Flows:
Cash flow from operating activities:
Net income (loss)	$1,273	$(16)	$1,257
Policy charges and fee income	(3,733)	40	(3,693)
Interest credited to policyholders’ account balances	1,108	(113)	995
Net derivative (gains) loss	(228)	14	(214)
Deferred Policy Acquisition costs	(239)	55	(184)
Changes in:
Future policy benefits	1,587	12	1,599
Current and deferred income taxes	759	8	767

Net cash provided by (used in) operating activities	$1,021	$—	$1,021

	December 31, 2016
	As Previously Reported	Impact of Adjustments	As Restated
	(In millions)
Assets:
Deferred policy acquisition costs	5,971	78	6,049
Loans to affiliates	1,257	(11)	1,246
Current and deferred income taxes	531	(9)	522

Total assets	$216,587	$58	$216,645

Liabilities:
Future policyholders’ benefits and other policyholders’ liabilities	30,346	11	30,357

Total liabilities	201,682	11	201,693

Equity:
Capital in excess of par value(1)	942	(11)	931
Retained earnings	11,356	35	11,391
Accumulated other comprehensive income (loss)	(943)	22	(921)

Total equity attributable to Holdings	11,361	46	11,407
Noncontrolling interest	3,141	1	3,142

Total equity	14,502	47	14,549

Total liabilities, redeemable noncontrolling interest and equity	$216,587	$58	$216,645

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.

	As Previously Reported		Impact of Adjustments		As Restated	As Revised
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016(1)	2015(2)	2016	2015
	(In millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$3,759	$3,648	$(30)	$(20)	$3,729	$3,628
Premiums	1,063	1,058	20	12	1,083	1,070
Net derivative gains (losses)	(1,720)	(1,393)	(128)	(11)	(1,848)	(1,404)

Total revenues	11,901	10,062	(138)	(19)	11,763	10,043

Benefits and other deductions:
Policyholders’ benefits	3,317	3,489	25	12	3,342	3,501
Interest credited to policyholder’s account balances	1,102	956	(135)	(22)	967	934
Amortization of deferred policy acquisition costs, net	213	(302)	(131)	10	82	(292)

Total benefits and other deductions	9,977	9,615	(241)	—	9,736	9,615

Income (loss) from operations, before income taxes	1,924	447	103	(19)	2,027	428
Income tax (expense) benefit	(354)	212	(24)	10	(378)	222

Net income (loss)	1,570	659	79	(9)	1,649	650
Less: net (income) loss attributable to the noncontrolling interest	(373)	(329)	(22)	4	(395)	(325)

Net income (loss) attributable to Holdings	$1,197	$330	$57	$(5)	$1,254	$325

Statements of Comprehensive Income (Loss):
Net income (loss)	$1,570	$659	$79	$(9)	$1,649	$650

Change in unrealized gains (losses), net of reclassification adjustment	(297)	(939)	23	—	(274)	(939)

Total other comprehensive income (loss), net of income taxes	(281)	(929)	23	—	(258)	(929)

Comprehensive income (loss)	1,289	(270)	102	(9)	1,391	(279)
Less: Comprehensive (income) loss attributable to noncontrolling interest	(359)	(315)	(22)	4	(381)	(311)

Comprehensive income (loss) attributable to AXA Equitable Holdings	$930	$(585)	$80	$(5)	$1,010	$(590)

(1)

As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)

(2)

As discussed above, the revised financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(13); (b) Net income (loss) $(8); (c) Comprehensive income (loss) $(8)

	As Previously Reported		Impact of Adjustments		As Restated	As Revised
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015	2016	2015
	(In millions)
Statements of Equity:
Capital in excess of par value, beginning of year(1)	$952	873	$(11)	$(11)	$941	$862

Capital in excess of par value, end of year	942	952	(11)	(11)	931	941
Retained earnings, beginning of year	10,159	9,829	(22)	(17)	10,137	9,812
Stockholder dividends					—	—
Net income (loss) attributable to Holdings	1,197	330	57	(5)	1,254	325

Retained earnings, end of period	11,356	10,159	35	(22)	11,391	10,137
Other comprehensive income (loss)	(266)	(915)	22	—	(244)	(915)

Accumulated other comprehensive income (loss), end of year	(943)	(677)	22	—	(921)	(677)

Total Holding’s equity, end of period	11,361	10,440	46	(33)	11,407	10,407

Noncontrolling interest, beginning of year	3,129	3,168	(21)	(17)	3,108	3,151
Net income attributable to noncontrolling interest	369	329	—	(4)	369	325
Other changes in noncontrolling interest	79	101	22	—	101	101

Noncontrolling interest, end of year	3,141	3,129	1	(21)	3,142	3,108

Total Equity, End of Period	$14,502	$13,569	$47	$(54)	$14,549	$13,515

Statements of Cash flows:
Cash flow from operating activities:
Net income (loss)	$1,570	$659	$79	$(9)	$1,649	$650
Policy charges and fee income	(3,759)	(3,648)	30	20	(3,729)	(3,628)
Interest credited to policyholders’ account balances	1,102	956	(135)	(22)	967	934
Net derivative (gains) loss	1,720	1,393	128	11	1,848	1,404
Changes in:
Future policy benefits	266	669	6	(1)	272	668
Deferred policy acquisition costs	213	(302)	(131)	10	82	(292)
Current and deferred income taxes	(240)	(159)	23	(9)	(217)	(168)

Net cash provided by (used in) operating activities	$(236)	$(192)	$—	$—	$(236)	$(192)

(1)	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.